UNAUDITED CONDENSED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended						5 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022		Jun. 30, 2021	Mar. 31, 2021		Dec. 31, 2020	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Loss from operations	$ 96,809,000			$ 7,767,000					$ 113,293,000	$ 12,826,000	$ 40,460,000	$ 8,482,000
Other income:
Basic net loss per share (in dollars per share)	$ (3.92)			$ (0.51)					$ (4.97)	$ (0.84)	$ (2.52)	$ (0.84)
Diluted net loss per share (in dollars per share)	$ (3.92)			$ (0.51)					$ (4.97)	$ (0.84)	$ (2.52)	$ (0.84)
Agrico Acquisition Corp.
General and administrative costs		$ 386,364			$ 0		$ 9,672				$ 392,649
Loss from operations		386,364			0		9,672				392,649
Other income:
Interest earned on cash and marketable securities held in Trust Account		6,823			0		0				19,675
Total other income		6,823			0		0				19,675
Net loss		$ (379,541)			$ 0		$ (9,672)				$ (372,974)
Weighted average shares outstanding of Class A ordinary shares (in shares)		14,518,750			0		0				6,881,490,000
Basic and diluted weighted average Class B ordinary shares outstanding (in shares)		3,593,750	[1]		2,291,667	[1]	0				3,141,695,000
Class A Ordinary Shares | Agrico Acquisition Corp.
Other income:
Basic net loss per share (in dollars per share)		$ (0.02)			$ 0		$ 0	$ 0			$ (0.04)
Diluted net loss per share (in dollars per share)		(0.02)			0		0	0			(0.04)
Class B Ordinary Shares | Agrico Acquisition Corp.
Other income:
Basic net loss per share (in dollars per share)		(0.02)			0		0	0			(0.04)
Diluted net loss per share (in dollars per share)		$ (0.02)			$ 0		$ 0	$ 0			$ (0.04)

[1]	As of March 31, 2021, excludes up to 468,750 shares subject to forfeiture to the extent that the underwriter’s over- allotment option is not exercised in full or in part. On April 9, 2021, the sponsor forfeited to the Company for no consideration an aggregate of 1,406,250 Founder Shares, which the Company cancelled, resulting in a decrease in the total number of Founder Shares outstanding from 5,000,000 shares to 3,593,750 shares.